Key developments - Acquisition of GR royalty on Tres Quebradas lithium project (Details) - Tres Quebradas lithium project - USD ($) $ in Millions		6 Months Ended
	Mar. 19, 2025	Jun. 30, 2025
Key developments
Percentage of gross revenue royalty acquired	0.50%
Consideration to acquire royalty	$ 28.0	$ 28.7
Tres Quebradas [Member] | Zijin Mining Group Co., Ltd.
Key developments
Ownership (in percent)	100.00%